Note 5 - Loans Receivable - 10Q (Details) - Impaired Loans (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Unpaid Principal Balance	$ 6,726	$ 6,541	$ 11,381
Recorded Investment	6,017	6,142	8,088
Valuation Allowance	1,996	1,565	3,293
Impaired loans without a valuation allowance:
Unpaid Principal Balance	8,898	20,162	27,780
Recorded Investment	7,318	18,498	27,780
Total impaired loans	15,624	26,703	39,161
Total impaired loans	13,335	24,640	35,868
Total impaired loans	1,996	1,565	3,293
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1,688	1,517	3,019
Recorded Investment	1,499	1,424	2,714
Valuation Allowance	265	275	305
Impaired loans without a valuation allowance:
Unpaid Principal Balance	4,607	7,283	10,066
Recorded Investment	3,928	6,718	10,066
Total impaired loans	265	275	305
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance			2,958
Recorded Investment			2,255
Valuation Allowance			703
Impaired loans without a valuation allowance:
Unpaid Principal Balance		3,459	5,175
Recorded Investment		3,459	5,175
Total impaired loans			703
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,998	3,718
Recorded Investment	2,833	3,596
Valuation Allowance	1,051	779
Impaired loans without a valuation allowance:
Unpaid Principal Balance	1,791	4,992
Recorded Investment	1,662	4,876
Total impaired loans	1,051	779
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	2,034	921
Recorded Investment	1,679	737
Valuation Allowance	674	130
Impaired loans without a valuation allowance:
Unpaid Principal Balance	2,440	4,377
Recorded Investment	1,699	3,396
Total impaired loans	674	130
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1	380
Recorded Investment	1	380
Valuation Allowance	1	380
Impaired loans without a valuation allowance:
Unpaid Principal Balance	53	22	72
Recorded Investment	25	22	72
Total impaired loans	1	380
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	5	5	70
Recorded Investment	5	5	25
Valuation Allowance	5	1	45
Impaired loans without a valuation allowance:
Unpaid Principal Balance	7	29	49
Recorded Investment	4	27	49
Total impaired loans	$ 5	$ 1	$ 45